Taxes - Schedule of components of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Income tax benefit	$ 3,225,251	$ 4,718,036	$ 3,155,704